UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22982

Investment Company Act File Number

Eaton Vance NextShares Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Stock NextShares

Eaton Vance

Stock NextShares

March 31, 2018 (Unaudited)

Eaton Vance Stock NextShares (the Fund), a diversified series of Eaton Vance NextShares Trust, invests substantially all of its investable assets in Stock Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At March 31, 2018, the value of the Fund’s investment in the Portfolio was $12,289,318 and the Fund owned 2.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Stock Portfolio

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 3.8%
CAE, Inc.	345,000	$6,421,469
Raytheon Co.	55,937	12,072,324
Textron, Inc.	91,300	5,383,961

		$23,877,754

Air Freight & Logistics — 2.3%
FedEx Corp.	59,501	$14,286,785

		$14,286,785

Auto Components — 1.6%
Aptiv PLC	43,209	$3,671,469
Delphi Technologies PLC	135,103	6,437,658

		$10,109,127

Banks — 7.5%
Bank of America Corp.	673,480	$20,197,665
JPMorgan Chase & Co.	133,840	14,718,385
KeyCorp	354,760	6,935,558
PNC Financial Services Group, Inc. (The)	34,400	5,202,656

		$47,054,264

Beverages — 1.2%
Constellation Brands, Inc., Class A	32,681	$7,448,654

		$7,448,654

Biotechnology — 3.3%
AbbVie, Inc.	33,438	$3,164,907
Alexion Pharmaceuticals, Inc.(1)	28,851	3,215,733
Biogen, Inc.(1)	10,948	2,997,781
Celgene Corp.(1)	22,215	1,981,800
Gilead Sciences, Inc.	76,393	5,759,268
Incyte Corp.(1)	15,696	1,307,948
Vertex Pharmaceuticals, Inc.(1)	15,052	2,453,175

		$20,880,612

Capital Markets — 1.4%
Charles Schwab Corp. (The)	172,400	$9,002,728

		$9,002,728

Commercial Services & Supplies — 1.6%
Deluxe Corp.	134,781	$9,975,142

		$9,975,142

Consumer Finance — 1.7%
Ally Financial, Inc.	231,467	$6,284,329
Navient Corp.	326,700	4,286,304

		$10,570,633

Containers & Packaging — 1.8%
Ball Corp.	292,210	$11,603,659

		$11,603,659

Security	Shares	Value
Distributors — 0.5%
LKQ Corp.(1)	87,500	$3,320,625

		$3,320,625

Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.	284,803	$13,619,279

		$13,619,279

Electric Utilities — 2.1%
Edison International	117,500	$7,480,050
NextEra Energy, Inc.	34,036	5,559,100

		$13,039,150

Energy Equipment & Services — 0.8%
Halliburton Co.	111,892	$5,252,211

		$5,252,211

Equity Real Estate Investment Trusts (REITs) — 2.5%
Equity Residential	143,746	$8,857,628
Public Storage	33,299	6,672,787

		$15,530,415

Food & Staples Retailing — 2.4%
Performance Food Group Co.(1)	249,258	$7,440,352
US Foods Holding Corp.(1)	226,538	7,423,650

		$14,864,002

Food Products — 2.7%
Mondelez International, Inc., Class A	228,800	$9,547,824
Pinnacle Foods, Inc.	136,695	7,395,200

		$16,943,024

Health Care Equipment & Supplies — 3.0%
Boston Scientific Corp.(1)	271,500	$7,417,380
Danaher Corp.	85,826	8,403,224
Medtronic PLC	39,318	3,154,090

		$18,974,694

Health Care Providers & Services — 1.7%
Aetna, Inc.	63,893	$10,797,917

		$10,797,917

Household Durables — 0.8%
D.R. Horton, Inc.	121,600	$5,330,944

		$5,330,944

Industrial Conglomerates — 1.1%
3M Co.	30,303	$6,652,115

		$6,652,115

Insurance — 4.2%
American Financial Group, Inc.	76,408	$8,574,506
American International Group, Inc.	116,500	6,339,930
First American Financial Corp.	195,092	11,447,998

		$26,362,434

Security	Shares	Value
Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc.(1)	13,342	$19,310,410
Netflix, Inc.(1)	20,500	6,054,675

		$25,365,085

Internet Software & Services — 5.6%
Alphabet, Inc., Class C(1)	18,169	$18,746,593
Facebook, Inc., Class A(1)	78,832	12,596,565
GoDaddy, Inc., Class A(1)	68,779	4,224,406

		$35,567,564

IT Services — 3.7%
Amdocs, Ltd.	134,882	$8,999,327
Cognizant Technology Solutions Corp., Class A	119,118	9,588,999
Western Union Co. (The)	255,000	4,903,650

		$23,491,976

Machinery — 0.8%
Parker-Hannifin Corp.	28,200	$4,823,046

		$4,823,046

Media — 3.2%
Time Warner, Inc.	72,461	$6,853,361
Walt Disney Co. (The)	132,709	13,329,292

		$20,182,653

Metals & Mining — 0.5%
Rio Tinto PLC ADR	59,480	$3,065,004

		$3,065,004

Multi-Utilities — 0.9%
Sempra Energy	48,442	$5,387,719

		$5,387,719

Oil, Gas & Consumable Fuels — 4.9%
ConocoPhillips	140,166	$8,310,442
Diamondback Energy, Inc.(1)	38,600	4,883,672
Exxon Mobil Corp.	139,900	10,437,939
Phillips 66	77,625	7,445,790

		$31,077,843

Pharmaceuticals — 5.4%
Jazz Pharmaceuticals PLC(1)	43,013	$6,494,533
Johnson & Johnson	120,124	15,393,891
Pfizer, Inc.	336,968	11,958,994

		$33,847,418

Road & Rail — 1.2%
CSX Corp.	132,354	$7,373,441

		$7,373,441

Semiconductors & Semiconductor Equipment — 4.2%
Broadcom, Ltd.	30,143	$7,103,198
QUALCOMM, Inc.	110,462	6,120,699
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	157,143	6,876,578
Texas Instruments, Inc.	60,419	6,276,930

		$26,377,405

Security	Shares	Value
Software — 6.0%
Adobe Systems, Inc.(1)	43,818	$9,468,193
Intuit, Inc.	50,516	8,756,949
Microsoft Corp.	215,620	19,679,637

		$37,904,779

Specialty Retail — 2.4%
Home Depot, Inc. (The)	41,868	$7,462,552
TJX Cos., Inc. (The)	95,800	7,813,448

		$15,276,000

Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	144,417	$24,230,284
HP, Inc.	435,991	9,556,923

		$33,787,207

Tobacco — 1.3%
Philip Morris International, Inc.	85,316	$8,480,410

		$8,480,410

Total Common Stocks (identified cost $540,914,837)		$627,503,718

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.89%(2)	1,105,912	$1,105,691

Total Short-Term Investments (identified cost $1,105,749)		$1,105,691

Total Investments — 99.9% (identified cost $542,020,586)		$628,609,409

Other Assets, Less Liabilities — 0.1%		$544,763

Net Assets — 100.0%		$629,154,172

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2018 was $6,385.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at March 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$627,503,718	*	$—	$—	$627,503,718
Short-Term Investments	—		1,105,691	—	1,105,691
Total Investments	$627,503,718		$1,105,691	$—	$628,609,409

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2018